Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified		6 Months Ended												6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 New Credit Facilities	Jun. 30, 2013 Hyundai Samho vendor financing item	Jun. 30, 2013 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jun. 30, 2013 RBS New Credit Facilities	Jan. 24, 2011 RBS New Credit Facilities	Jun. 30, 2013 ABN Amro and lenders New Credit Facilities	Jan. 24, 2011 ABN Amro and lenders New Credit Facilities	Jun. 30, 2013 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Jun. 30, 2013 Citibank and Eurobank New Credit Facilities	Jan. 24, 2011 Citibank and Eurobank New Credit Facilities	Jun. 30, 2013 Sinosure CEXIM	Feb. 21, 2011 Sinosure CEXIM item	Feb. 21, 2011 Sinosure CEXIM Maximum
New term loan credit facilities
Maximum borrowing capacity under credit facility			$ 190.0		$ 123.8		$ 100.0		$ 37.1		$ 83.9		$ 80.0		$ 203.4
Amount outstanding as of the balance sheet date		411.1	150.4	117.2		98.2		34.6		83.9		77.2		172.9
Variable rate basis		LIBOR												LIBOR
Interest rate margin (as a percent)		1.85%												2.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)		2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%		276
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)		3.00%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%		326
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)		3.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%		376
Number of tranches which comprise the credit facility															3
Amount of each tranche, which comprises the credit facility, option one																67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche															60.00%
Period of repayment of principal in semi-annual installments														10 years
Undrawn funds available	$ 0													$ 0
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)														125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares														6
Number of newbuilding containerships financed			8
Fixed interest rate (as a percent)			8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels			6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments			3
Period of commencement of repayment of principal, in case of three newbuilding vessels			1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels			7
Period of commencement of repayment of principal, in case of five newbuilding vessels			1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments			5